COLT 2021-6 ABS-15G

Exhibit 99.19

Exception Detail
Run Date - 12/07/2021 11:24:00 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Dummy ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008806	330	05/07/2021	Credit	UW Credit		UW Credit - UW - Credit Other		* Loan Approval is missing from the file	documentation provided.			05/18/2021			A	1	XXXX	CA	P	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008808	851	05/07/2021	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		DTI exceeding 50%. DTI at 51.66%		Exception noted in loan file. Comp factors: LTV 71.855%, FICO 718, reserves 23.07 months, borrower self-employed for 17 years.				05/07/2021	B	2	XXXX	NV	P	3	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008808	902	05/13/2021	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information Provided			05/20/2021			A	1	XXXX	NV	P	3	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008808	898	05/17/2021	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation due to increase in Appraisal Fee and decrease in Lender Credit with no valid coc. Total violation of $XXXX CD cured $121.80. Need proof of additional $XXXX refund along with letter of explanation to borrower and PCCD reflecting cure. All must be issued within 60 days of consummation.	Information Provided		Reviewer 05/17/2021 03:07 PM; this condition was removed in error Reviewer 05/17/2021 03:07 PM; escalate	05/20/2021			A	1	XXXX	NV	P	3	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008816	902	05/12/2021	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.					Client 05/18/2021 10:23 AM; Is this condition tied to the other compliance exception? Reviewer 05/18/2021 01:21 PM; Hello, Yes it is. This is an internal condition that we will clear once final testing is completed. Thank you, XXXX Reviewer 05/18/2021 01:31 PM;	05/18/2021			A	1	XXXX	CA	S	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008816	968	05/12/2021	Compliance	Compliance		Compliance - CD- Fee Charged in Incorrect Section		A Post Consummation CD needs to be issued to have the Title Charges that are paid to XXXX Escrow moved from Section B to Section C. CV Escrow is not on the Settlement Provider List in file.				05/18/2021			A	1	XXXX	CA	S	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008813	851	05/12/2021	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrower has no housing history. Borrower is living rent free with his father.		Credit score is 747, 47 points > requirement of 700 DSC is 130.349, 20.349 greater than 110% required. No public records or late payments since one isolated late 9/14				05/12/2021	B	2	XXXX	CA	I	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435009291	205	07/28/2021	Credit	Hazard Insurance		Hazard Insurance - property address is incorrect.		The Hazard Insurance Policy reflected the subject property address house number as XXXX; however, the Note reflected the house number as XXXX & XXXX.	Information Provided			08/05/2021			A	1	XXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435009292	475	07/28/2021	Compliance	Application		Application - Compliance \ Application - Initial application signed and dated by all borrower's, loan officer and interviewer.		Initial Application not signed by the Loan Officer	Information Provided			08/04/2021			A	1	XXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435009292	879	07/28/2021	Compliance	Application		Application - Other:		Declaration section on Final Loan Application is not fully completed.	Information Provided			08/04/2021			A	1	XXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435009293	108	08/06/2021	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - is missing.		Deed of Trust/Mortgage is missing in file	Information Provided			08/13/2021			A	1	XXXX	CA	P	3	D	A	A	A	D	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008855	851	08/16/2021	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception needed for borrower having one active tradeline rate 15 months and the following closed tradelines 4 revolving rated 25-99 months and 1 mortgage rated 67 months versus program requirement that borrowers have a minimum of 3 tradelines that have a 12-month history and 2 of the tradelines must have been active within the last 12 months. Tradelines may include real property rental payments (Primary Home is owned free and clear).		Exception granted LTV is 58.763%, 26.237% less than the program max of 85%. Credit score is 767, 107 points higher than the program requirement of 660. DSCR is 143.307%, 43.307% greater than the program requirement of 100%. No public records and no late payments since 3/2016 (mortgage).				08/16/2021	B	2	XXXX	CT	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008879	327	09/15/2021	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Program required verification of a satisfactory 12 month rental payment history only 7 months verified.		Compensating Factors: DTI of 23.95% is less than the program maximum of 50%. Self employed for six years.				09/15/2021	B	2	XXXX	MT	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008879	875	09/28/2021	Compliance	Disclosure		Disclosure - Other:		File must contain a borrower signed Business Purpose Affidavit	Information Provided		Client 09/30/2021 10:23 AM; Please review attachment of Borrower Certification of Business Purpose Reviewer 09/30/2021 10:50 AM; Hello,&#x0D; Docs will be reviewed within 24 hours from upload. Thanks,. &#x0D; XXXX Reviewer 10/04/2021 08:32 AM; cleared 10/1	10/01/2021			A	1	XXXX	MT	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008931	1006	09/27/2021	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		MISSING XXXX APPROVAL to validate program to which to underwrite the loan. Unable to verify requirements without verification of PROGRAM APPROVED on XXXX APPROVAL (documents such as just 1008 indicate only 1 borrower, some docs indicate 2 borrowers as well)	Documentation has been provided.		Client 09/27/2021 04:32 PM; !008 showing both borrowers uploaded. This is a 12 mos business bank statement product. Two borrowers are on the loan. Reviewer 09/28/2021 07:46 AM; Reviewer 09/28/2021 12:00 PM; Hello,&#x0D; Our credit team will address this escalation. &#x0D; Thanks, &#x0D; XXXX	09/28/2021			A	1	XXXX	CA	P	1	D	A	D	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008890	851	10/15/2021	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		The borrower does not have a primary housing history due to living with a relative rent free		The exception was granted for the borrower's not having a housing history, with compensating factors of low LTV of 58% program max is 80%; credit score of 769,program requires 680; reserves are 24 months and program requires 10, and DSC is 86% program requires 75%.				10/15/2021	B	2	XXXX	CA	I	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008890	229	10/15/2021	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:		Missing final underwriting approval from original images.	Final Conditional Approval received.			10/18/2021			A	1	XXXX	CA	I	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008936	330	10/23/2021	Credit	UW Credit		UW Credit - UW - Credit Other		No Primary housing History		Allow no primary housing history due to borrower resides with non-borrowing spouse, who is solely responsible for the mortgage on their current primary residence vs program requirement that the borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will considered on an exception basis				10/23/2021	B	2	XXXX	FL	P	1	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	435008849	851	11/16/2021	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		* Credit Exception (XXXX to Obtain) - Subject to final executed and approved credit exception allowing Allow borrower prepared P&L	The excption ws approved for the borrower prepared P&L, dated XXXX.			11/16/2021			A	1	XXXX	FL	S	1	C	A	C	A	A	A	C	A		Non-QM	1